Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Central Index Key	0001176343
Amendment Flag	false
Document Creation Date	Apr. 22, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013